Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (Unaudited)

A summary of financial data for each of the four quarters of 2011 and 2010 is presented below:

	Quarters in 2011 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,498	$5,734	$6,118	$6,319
Interest expense	961	1,002	1,016	929
Net interest income	4,537	4,732	5,102	5,390
Provision for loan losses	150	150	150	325
Noninterest income	1,401	1,657	2,012	2,055
Noninterest expenses	4,580	5,019	5,145	5,029
Net income	1,028	1,031	1,427	1,733
Earnings per common share	$0.23	$0.23	$0.32	$0.39

	Quarters in 2010 Ended
	March 31,	June 30,	Sept. 30,	Dec. 31,
	(Dollars in thousands, except per share data)
Interest income	$5,644	$5,721	$5,728	$5,814
Interest expense	1,056	1,036	1,030	995
Net interest income	4,588	4,685	4,698	4,819
Provision for loan losses	90	90	200	140
Noninterest income	1,165	1,484	1,556	1,444
Noninterest expenses	4,085	4,078	4,137	4,330
Net income	1,219	1,526	1,460	1,382
Earnings per common share	$0.27	$0.34	$0.33	$0.31